Carrying Amount and Estimated Fair Value of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Securities available for sale	$ 47,588
Carrying Value
Financial assets
Cash and cash equivalents	71,021	44,258
Interest-bearing time deposits	1,941	3,435
Securities available for sale	47,588	43,931
Loans held for sale	7,230	633
Loans receivable, net	194,391	198,110
Federal Home Loan Bank stock	926	5,398
Interest receivable	926	1,047
Financial liabilities
Deposits	317,204	301,101
Federal Home Loan Bank advances	9,000	13,000
Other borrowings		1,300
Subordinated debentures	3,609	3,609
Interest payable	145	248
Fair Value
Financial assets
Cash and cash equivalents		44,258
Interest-bearing time deposits		3,435
Securities available for sale		43,931
Loans held for sale		633
Loans receivable, net		200,526
Federal Home Loan Bank stock		5,398
Interest receivable		1,047
Financial liabilities
Deposits		303,213
Federal Home Loan Bank advances		13,356
Other borrowings		1,300
Subordinated debentures		1,189
Interest payable		248
Fair Value | Level 1
Financial assets
Cash and cash equivalents	71,021
Interest-bearing time deposits	1,941
Securities available for sale	37
Fair Value | Level 2
Financial assets
Securities available for sale	47,551
Loans held for sale	7,230
Federal Home Loan Bank stock	926
Interest receivable	926
Financial liabilities
Deposits	318,558
Federal Home Loan Bank advances	9,189
Interest payable	145
Fair Value | Level 3
Financial assets
Loans receivable, net	196,156
Financial liabilities
Subordinated debentures	$ 1,230